Long-Term Debt - Additional Information (Detail)						1 Months Ended	12 Months Ended
	Jul. 31, 2015	Mar. 02, 2015	Apr. 14, 2014 USD ($)	Jul. 06, 2012	Jul. 05, 2012	Sep. 30, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) LetterOfCredit
Debt Instrument [Line Items]
Gain (loss) on Extinguishment of Debt							$ 0	$ 0	$ (2,030,000)
Debt issuance costs							28,700,000
Debt issuance cost net							$ 18,500,000	22,400,000
Commitment fee rate			25.00%
Wells Fargo Bank Na [Member]
Debt Instrument [Line Items]
Percentage of fee on letter of credit										2.00%
Holdco I Mortgage Loan [Member]
Debt Instrument [Line Items]
Debt instrument, floor interest rate										1.00%
Weighted average spread interest rate										2.892%
Holdco I Mezzanine Loans [Member]
Debt Instrument [Line Items]
Debt instrument, floor interest rate										1.00%
Holdco III Mortgage Loan [Member]
Debt Instrument [Line Items]
Debt instrument, floor interest rate				1.00%	1.00%
Debt instrument, basis spread on variable rate				4.50%	4.00%
Voting Stock [Member]
Debt Instrument [Line Items]
Percentage of capital stock			65.00%
Nonvoting Stock [Member]
Debt Instrument [Line Items]
Percentage of capital stock			100.00%
Maximum [Member] | Holdco I Mortgage Loan [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate										6.803%
Maximum [Member] | Holdco I Mezzanine Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate										13.90%
Weighted average spread interest rate										11.59%
Minimum [Member] | Holdco I Mortgage Loan [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate										0.55%
Minimum [Member] | Holdco I Mezzanine Loans [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate										9.00%
Minimum [Member] | Step-down One [Member]
Debt Instrument [Line Items]
First lien net leverage ratio			1.00
Minimum [Member] | Step-down Two [Member]
Debt Instrument [Line Items]
First lien net leverage ratio			1.00
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility			$ 2,100,000,000
Line of credit facility maturity year			2021
First lien net leverage ratio	4.50		4.50
First lien net leverage ratio, description							First lien net leverage ratio of less than or equal to 4.50 to 1.00
Debt, interest rate terms							A rate equal to a margin over either (a) a base rate determined by reference to the highest of (1) the JPM prime lending rate, (2) the Federal Funds Effective Rate plus 1/2 of 1.00% and (3) the adjusted LIBOR rate for a one-month interest period plus 1.00% or (b) a LIBOR rate determined by reference to the Reuters LIBOR rate for the interest period relevant to such borrowing.
Federal funds effective rate description							Federal Funds Effective Rate plus 1/2 of 1.00%
Debt instrument, floor interest rate			1.00%
Step-down rate	0.25%		0.25%
Ticking fee			$ 1,800,000
Step-down percentage of excess cash flow			50.00%
Net cash proceeds, percentage of prepayments			100.00%
Sale of assets reinvestment period			12 months
Sale of assets commitment period			180 days
Percentage of net proceeds of debt			100.00%
Quarterly installments on term loan percentage						0.25%
Senior Secured Term Loan Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			2.00%
Senior Secured Term Loan Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			3.00%
Senior Secured Term Loan Facility [Member] | Step-down One [Member]
Debt Instrument [Line Items]
Step-down rate			25.00%
Senior Secured Term Loan Facility [Member] | Step-down Two [Member]
Debt Instrument [Line Items]
Step-down rate			0.00%
Senior Secured Term Loan Facility [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, floor interest rate			2.00%
Senior Secured Term Loan Facility [Member] | Maximum [Member] | Step-down One [Member]
Debt Instrument [Line Items]
First lien net leverage ratio			5.25
Senior Secured Term Loan Facility [Member] | Maximum [Member] | Step-down Two [Member]
Debt Instrument [Line Items]
First lien net leverage ratio			4.00
Senior Secured Term Loan Facility [Member] | Minimum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, floor interest rate			1.00%
Senior Secured Revolving Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility			$ 250,000,000
Line of credit facility maturity year			2019
First lien net leverage ratio		5.00	5.00
First lien net leverage ratio, description							First lien net leverage ratio less than or equal to 5.00 to 1.00
Commitment fee rate		0.375%	0.50%
Step-down commitment fee rate	0.375%
Letter of Credit [Member]
Debt Instrument [Line Items]
Senior secured credit facility			$ 50,000,000
Letters of credit outstanding			$ 20,000,000
Net leverage ratio			8.00%
Letter of Credit [Member] | Wells Fargo Bank Na [Member]
Debt Instrument [Line Items]
Outstanding letters of credit										$ 5,700,000
Number of letters of credit | LetterOfCredit										2
Term Facility and/or Revolving Facility [Member]
Debt Instrument [Line Items]
Additional amount available under the Term Facility and/or the Revolving Facility			$ 350,000,000
First lien net leverage ratio			6.00
First lien net leverage ratio, description							First lien net leverage ratio of less than or equal to 6.00 to 1.00
Term Facility and/or Revolving Facility [Member] | First Anniversary [Member]
Debt Instrument [Line Items]
First lien net leverage ratio			5.75
First lien net leverage ratio, description							First lien net leverage ratio of less than or equal to 5.75 to 1.00
Revolving Facility [Member]
Debt Instrument [Line Items]
First lien net leverage ratio	4.50	5.00
First lien net leverage ratio, description							First lien net leverage ratio of less than or equal to 5.00 to 1.00, 4.50 to 1.00 and 4.00 to 1.00
Debt, interest rate terms							A rate equal to a margin over either (a) a base rate determined by reference to the highest of (1) the JPM prime lending rate, (2) the Federal Funds Effective Rate plus 1/2 of 1.00% and (3) the adjusted LIBOR rate for a one-month interest period plus 1.00% or (b) a LIBOR rate determined by reference to the Reuters LIBOR rate for the interest period relevant to such borrowing.
Federal funds effective rate description							Federal Funds Effective Rate plus 1/2 of 1.00%
Debt instrument, floor interest rate			1.00%
Step-down rate	0.25%	0.25%	0.25%
Proceeds from letters of credit							$ 14,600,000	$ 14,600,000
Percentage of fee on letter of credit									2.63%
Step-down margin	2.13%	2.38%
Revolving Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.50%
Revolving Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			2.50%
Revolving Facility [Member] | Step-down One [Member]
Debt Instrument [Line Items]
First lien net leverage ratio		5.00	5.00
First lien net leverage ratio, description							First lien net leverage ratio of less than 5.00 to 1.00
Step-down rate		0.25%
Revolving Facility [Member] | Step-down Two [Member]
Debt Instrument [Line Items]
First lien net leverage ratio	4.50		4.50
First lien net leverage ratio, description							First lien net leverage ratio of less than 4.50 to 1.00
Step-down rate	0.25%
Revolving Facility [Member] | Step-down Three [Member]
Debt Instrument [Line Items]
First lien net leverage ratio			4.00